Consolidated Statements of Changes in Shareholders’ Equity		Ordinary Shares HKD ($) shares		Ordinary Shares USD ($) shares		Shares subscription receivable HKD ($)	Shares subscription receivable USD ($)	Retained Earnings HKD ($)	Retained Earnings USD ($)	HKD ($) shares		USD ($) shares
Balance (in Dollars)		$ 7,766				$ (7,666)		$ 2,231,983		$ 2,232,083
Balance at Jun. 30, 2021		$ 7,766				(7,666)		2,231,983		2,232,083
Balance (in Shares) at Jun. 30, 2021 | shares	[1]	16,000,000		16,000,000
Dividend paid								(1,500,000)		(1,500,000)
Net income								8,161,414		8,161,414
Balance at Jun. 30, 2022		$ 7,766				(7,666)		8,893,397		8,893,497
Balance (in Shares) at Jun. 30, 2022 | shares	[1]	16,000,000		16,000,000
Balance (in Dollars)		$ 7,766				(7,666)		8,893,397		8,893,497
Net income								2,665,090		2,665,090
Balance at Jun. 30, 2023		$ 7,766				(7,666)		11,558,487		$ 11,558,587
Balance (in Shares) at Jun. 30, 2023 | shares		16,000,000	[1]	16,000,000	[1]					16,000,000	[2]	16,000,000	[2]
Balance (in Dollars)		$ 7,766				(7,666)		11,558,487		$ 11,558,587
Net income								2,595,504		2,595,504		$ 332,403
Balance at Jun. 30, 2024		$ 7,766		$ 1,000		(7,666)	$ (987)	14,153,991	$ 1,812,685	$ 14,154,091		$ 1,812,698
Balance (in Shares) at Jun. 30, 2024 | shares		16,000,000	[1]	16,000,000	[1]					16,000,000	[2]	16,000,000	[2]
Balance (in Dollars)		$ 7,766		$ 1,000		$ (7,666)	$ (987)	$ 14,153,991	$ 1,812,685	$ 14,154,091		$ 1,812,698

[1]	Giving retroactive effect to the 16,000-for-1 share split effected on October 18, 2022.
[2]	Giving retroactive effect to the 16,000-for-1 share split effected on October 18, 2022.